EXHIBIT 99.4

Client Name:	Flagstar Bank
Client Project Name:	Flagstar FSMT 2018-3INV
Start - End Dates:	2/2018 - 3/2018
Deal Loan Count:	218
Report Run Date:	04/26/18

Conditions Report 2.0

Loans in Report:	218
Loans with Conditions:	193

5 - Total Active Conditions
2 - Material Conditions
2 - Property Valuations Review Scope
1 - Category: Appraisal
1 - Category: Property
3 - Non-Material Conditions
2 - Credit Review Scope
1 - Category: Assets
1 - Category: Credit/Mtg History
1 - Property Valuations Review Scope
1 - Category: Property
385 - Total Satisfied Conditions

159 - Credit Review Scope
11 - Category: Application
21 - Category: Assets
12 - Category: Credit/Mtg History
52 - Category: DTI
30 - Category: Income/Employment
8 - Category: Insurance
9 - Category: Legal Documents
1 - Category: Potential Misrepresentation
15 - Category: Terms/Guidelines
224 - Property Valuations Review Scope
162 - Category: Appraisal
57 - Category: FEMA
5 - Category: Property
2 - Compliance Review Scope
2 - Category: Documentation
0 - Total Waived Conditions

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